Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,441,802	$ 209,701		¥ 366,336
Prepaid expenses and other current assets	58,247	8,473		51,062
Amounts due from related parties	656,399	95,469		578,454
Total current assets	2,857,456	415,600		1,295,360
Total assets	3,258,481	473,927		1,465,517
Current liabilities:
Accrued expense and other current liabilities	213,975	31,121		93,798
Amount due to related parties	10,695	1,556		8,143
Total current liabilities	1,387,692	201,831		877,249
Total liabilities	1,448,903	210,734		887,735
Mezzanine equity
Total mezzanine equity				349,618
Equity
Ordinary shares				56
Additional paid-in capital	1,373,577	199,779		72,427
Accumulated retained earnings	340,046	49,457	¥ 164,521	131,192
Accumulated other comprehensive income	97,141	14,129		22,100
Total equity	1,809,578	263,193		228,164		¥ 30,179	¥ (21,023)
Total liabilities, mezzanine equity and equity	3,258,481	473,927		1,465,517
Series A Preferred Shares
Mezzanine equity
Total mezzanine equity				26,770
Series B-1 Preferred Shares
Mezzanine equity
Total mezzanine equity				26,906
Series B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity				295,942
Class A Ordinary Shares
Equity
Ordinary shares	36	5
Class B Ordinary Shares
Equity
Ordinary shares	115	17
Parent Company
Current assets:
Cash and cash equivalents	458,371	66,667		34,470	$ 5,013	¥ 40,518	¥ 159,861
Term deposit	96,969	14,104
Prepaid expenses and other current assets	3,782	550		14,284
Amounts due from related parties	314,658	45,765		101,624
Total current assets	873,780	127,086		150,378
Investments in subsidiaries	963,064	140,072		435,085
Total assets	1,836,844	267,158		585,463
Current liabilities:
Accrued expense and other current liabilities	4,564	664		10,070
Amount due to related parties	21,365	3,107
Total current liabilities	25,929	3,771		10,070
Total liabilities	25,929	3,771		10,070
Mezzanine equity
Total mezzanine equity				349,618
Equity
Ordinary shares				56
Additional paid-in capital	1,373,577	199,779		72,427
Accumulated retained earnings	340,046	49,457		131,192
Accumulated other comprehensive income	97,141	14,129		22,100
Total equity	1,810,915	263,387		225,775
Total liabilities, mezzanine equity and equity	1,836,844	267,158		585,463
Parent Company | Series A Preferred Shares
Mezzanine equity
Total mezzanine equity				26,770
Parent Company | Series B-1 Preferred Shares
Mezzanine equity
Total mezzanine equity				26,906
Parent Company | Series B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity				¥ 295,942
Parent Company | Class A Ordinary Shares
Equity
Ordinary shares	36	5
Parent Company | Class B Ordinary Shares
Equity
Ordinary shares	¥ 115	$ 17